SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details) - Patents And Copyrights [Member]	12 Months Ended
Jun. 30, 2021
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years